Revenue - Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	$ 510,762	$ 432,676	$ 396,444
Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	32,323	46,993	59,914
Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	32,323	46,993	59,914
Liquefied Petroleum Gas Segment
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	23,922	19,769	21,939
Liquefied Petroleum Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	23,922	19,769	21,939
Liquefied Natural Gas Segment
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	454,517	365,914	314,591
Liquefied Natural Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	454,517	365,914	314,591
Time charters
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	437,667	371,922	341,961
Time charters | Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	17,405	39,171	58,802
Time charters | Liquefied Petroleum Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	0	0	0
Time charters | Liquefied Natural Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	420,262	332,751	283,159
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	38,513	8,994
Voyage charters | Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	14,591	6,709
Voyage charters | Liquefied Petroleum Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	23,922	2,285
Voyage charters | Liquefied Natural Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	0	0
Bareboat charters
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	23,820	40,058	45,763
Bareboat charters | Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	0	0	0
Bareboat charters | Liquefied Petroleum Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	0	17,484	21,939
Bareboat charters | Liquefied Natural Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	23,820	22,574	23,824
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	10,762	11,702	8,720
Management fees and other | Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	327	1,113	1,112
Management fees and other | Liquefied Petroleum Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	0	0	0
Management fees and other | Liquefied Natural Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	10,435	10,589	7,608
Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	18,554	21,228	13,855
Non-lease
Segment Reporting Information [Line Items]
Voyage revenues (notes 6 and 12a)	$ 29,316	$ 32,930	$ 22,575